Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Office Facilities and Equipment [Member]	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum [Member]
Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years